Annual Total Returns[BarChart] - Steward Global Equity Income Fund - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.31%	9.54%	20.73%	9.00%	(1.30%)	14.02%	22.30%	(7.63%)	24.72%	8.53%